REVENUE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2004
REVENUE [Abstract]
Number of vessels were employed on spot market during the period			15
Total number of vessels	20	17	17	3
Number of vessels temporarily operated directly in the spot market	6	6	0
Number of vessels were employed on bareboat charters			2
Net pool spot market earnings, cooperative arrangements	$ 77,287,000	$ 76,618,000	$ 119,598,000
Gross pool spot market earnings, Orion Tankers pool	36,339,000	0	0
Gross spot market earnings, through spot charters	17,056,000	18,169,000	0
Bareboat revenues	0	0	6,818,000
Total Voyage Revenues	130,682,000	94,787,000	126,416,000
Number of tankers withdrawn from pool	9
Concentration Risk [Line Items]
Accounts receivable	10,000	17,600,000
Orion Tankers Pool [Member]
Concentration Risk [Line Items]
Accounts receivable, net related party	$ 12,900,000	$ 1,600,000
Voyage Revenues [Member] | Gemini Tankers LLC [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	2.00%	97.00%	78.00%
Voyage Revenues [Member] | Orion Tankers Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	98.00%	3.00%
Voyage Revenues [Member] | Stena Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)			17.00%
Accounts Receivable [Member] | Gemini Tankers LLC [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)		99.00%	100.00%
Accounts Receivable, Net Related Party [Member] | Orion Tankers Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	100.00%	100.00%